UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02809
                                   811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc.
              Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer
      (principal executive officer), BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Value Opportunities                                          BLACKROCK
Fund, Inc.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Value Opportunities Fund, Inc.

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
  Statement of Assets and Liabilities ....................................     7
  Statement of Operations ................................................     8
  Statements of Changes in Net Assets ....................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    15
Master Portfolio Information .............................................    18
Master Financial Statements:
  Schedule of Investments ................................................    19
  Statement of Assets and Liabilities ....................................    22
  Statement of Operations ................................................    23
  Statements of Changes in Net Assets ....................................    24
Master Financial Highlights ..............................................    24
Master Notes to Financial Statements .....................................    25
BlackRock Fund Information ...............................................    28
Officers and Directors ...................................................    30
Proxy Results ............................................................    30
Mutual Fund Family .......................................................    31


2       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                                6-month      12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                          +8.44%       +16.44%
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           +1.19        +12.34
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      +8.72        +24.86
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +2.31        + 5.14
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +1.15        + 3.10
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       +0.56        + 7.62
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

How did the Fund perform?

o The Fund outperformed its benchmark, the Russell 2000 Index, for the period.

o Over the past six months, small cap stocks lagged large caps by a notable margin. The performance disparity was largely the result of an investor flight to quality amid increased market volatility stemming from the recession in residential housing, the meltdown in the subprime mortgage market and tightening credit conditions. In addition, the growth style of investing significantly outperformed value, with the Russell 2000 Growth Index returning +6.70% and the Russell 2000 Value Index returning -4.10%.

      What factors influenced performance?

o The Fund benefited from successful stock selection in industrials, particularly in aerospace & defense names (EDO Corp.), and in commercial services. Stock selection and an overweight position in energy also contributed positively, led by Denbury Resources Inc. and Dresser-Rand Group Inc.

o In information technology, communications equipment company Andrew Corp. and semiconductor companies Cree, Inc. and Zoran Corp. were notable contributors. Stock selection and an overweight in software also proved advantageous, particularly positions in BEA Systems, Inc., Wind River Systems, Inc. and Intervoice, Inc.

o Stock selection in financials and consumer staples was positive. Notable contributors included real estate investment trust (REIT) Crescent Real Estate Equities Co. and capital markets firm Waddell & Reed Financial, Inc., as well as Casey's General Stores, Inc. in food & staples retailing and Alberto-Culver Co. in personal products.

o In consumer discretionary, our underweighting proved advantageous, but was overshadowed by negative stock selection. Stocks that disappointed included Valassis Communications, Inc. and Harte-Hanks, Inc. (both in the media subsector), Brunswick Corp. (leisure equipment & products), Jones Apparel Group, Inc. (apparel), O'Charley's, Inc. and Ambassadors International, Inc. (hotels, restaurants & leisure), Universal Technical Institute, Inc. (consumer services) and Furniture Brands International, Inc. (household durables).

o Also detracting from relative results was stock selection in health care, particularly biotechnology companies Maxygen, Inc. and Neurogen Corp., and stock selection and an underweight position in materials. Within this sector, stock selection and an underweight in chemicals (Spartech Corp.) and an underweight in metals & mining hindered results.

      Describe recent portfolio activity.

o Over the course of the year, we increased the Fund's exposure to health care, particularly biotechnology, pharmaceuticals and health care providers, where new positions included PDL BioPharma, Inc., Sepracor, Inc. and Centene Corp. We also added to utilities (particularly multi-utilities) and consumer discretionary (auto components, apparel, leisure equipment and products).

o Meanwhile, we reduced exposure to industrials in the areas of aerospace & defense, commercial services and construction & engineering, primarily by trimming existing holdings and eliminating a position in Triumph Group, Inc. We also reduced exposure in financials, including commercial banks, REITs and thrift & mortgage finance, and in energy, especially exploration & production names.

      Describe Fund positioning at period-end.

o At period-end, the Fund's largest overweights were in information technology (especially software) and energy. The portfolio ended September underweight in consumer discretionary (particularly hotels, restaurants & leisure and specialty retail), industrials (commercial services and electrical equipment), materials (chemicals, metals & mining) and telecommunication services.

Expense Example

                                               Actual                                              Hypothetical**
                       ---------------------------------------------------       ---------------------------------------------------
                         Beginning         Ending                                  Beginning         Ending
                       Account Value    Account Value     Expenses Paid          Account Value    Account Value     Expenses Paid
                       April 1, 2007   Sept. 30, 2007   During the Period*       April 1, 2007   Sept. 30, 2007   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional .......      $1,000        $1,018.90            $ 4.83                 $1,000        $1,020.11          $ 4.83
Investor A ..........      $1,000        $1,017.70            $ 6.09                 $1,000        $1,018.87          $ 6.09
Investor B ..........      $1,000        $1,013.30            $10.34                 $1,000        $1,014.63          $10.35
Investor C ..........      $1,000        $1,013.30            $10.49                 $1,000        $1,014.48          $10.50
Class R .............      $1,000        $1,015.50            $ 7.99                 $1,000        $1,016.97          $ 8.00
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.96% for Institutional, 1.21% for Investor A, 2.06% for Investor B, 2.09% for Investor C and 1.59% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 2000 Index. Values are from September 1997 to September 2007.

                  Institutional             Investor A              Russell 2000
                       Shares*+               Shares*+                   Index++
9/97                    $10,000                 $9,475                   $10,000
9/98                     $7,262                 $6,864                    $8,098
9/99                     $9,342                 $8,809                    $9,643
9/00                    $13,494                $12,688                   $11,898
9/01                    $13,263                $12,441                    $9,375
9/02                    $12,176                $11,397                    $8,503
9/03                    $16,182                $15,105                   $11,606
9/04                    $19,215                $17,889                   $13,785
9/05                    $22,888                $21,251                   $16,260
9/06                    $24,722                $22,908                   $17,873
9/07                    $27,268                $25,203                   $20,079

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Master Value Opportunities LLC. The Master LLC invests in a diversified portfolio of securities, primarily common stocks, of relatively small companies which the Master LLC's management believes have special investment value, and emerging growth companies regardless of size.
++ This unmanaged Index is comprised of approximately 2,000 small-capitalization common stocks from various industrial sectors. Russell 2000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended September 30, 2007

                                                                    Average Annual Total Returns*
                                          ------------------------------------------------------------------------------
                                                  1 Year                       5 Years                   10 Years
                                          ---------------------        ---------------------     -----------------------
                           6-Month        w/o sales     w/sales        w/o sales     w/sales     w/o sales       w/sales
                         Total Returns     charge        charge          charge       charge       charge         charge
------------------------------------------------------------------------------------------------------------------------
Institutional ........      +1.89%         +10.30%          --           +17.50%         --        +10.55%           --
Investor A ...........      +1.77          +10.02        +4.25%          +17.20      +15.94%       +10.28         +9.68%
Investor B ...........      +1.33          + 9.13        +4.80           +16.31      +16.09        + 9.60         +9.60
Investor C ...........      +1.33          + 9.10        +8.15           +16.27      +16.27        + 9.41         +9.41
Class R ..............      +1.55          + 9.70           --           +16.98          --        +10.03            --
Russell 2000 Index ...      +1.19          +12.34           --           +18.75          --        + 7.22            --
------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchange of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Statement of Assets and Liabilities     BlackRock Value Opportunities Fund, Inc.

As of September 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Master Value Opportunities LLC (the "Master LLC"), at value
  (identified cost -- $2,343,307,991) ......................................................                        $ 2,420,119,768
Prepaid registration fees and other assets .................................................                                 28,011
                                                                                                                    ---------------
Total assets ...............................................................................                          2,420,147,779
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
    Other affiliates .......................................................................    $       957,383
    Distributor ............................................................................            895,178
    Administrative fees ....................................................................            458,529           2,311,090
                                                                                                ---------------
Accrued expenses ...........................................................................                                159,610
                                                                                                                    ---------------
Total liabilities ..........................................................................                              2,470,700
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .................................................................................                        $ 2,417,677,079
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........                        $     2,872,531
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...........                              2,820,274
Investor B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...........                              2,263,110
Investor C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...........                              2,443,523
Class R Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ..............                                315,017
Paid-in capital in excess of par ...........................................................                          2,123,496,804
Accumulated investment loss -- net .........................................................    $    (2,662,506)
Undistributed realized capital gains allocated from the Master LLC -- net ..................        209,316,549
Unrealized appreciation allocated from the Master LLC -- net ...............................         76,811,777
                                                                                                ---------------
Total accumulated earnings -- net ..........................................................                            283,465,820
                                                                                                                    ---------------
Net assets .................................................................................                        $ 2,417,677,079
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $700,166,444 and 28,725,310 shares outstanding .....                        $         24.37
                                                                                                                    ===============
Investor A -- Based on net assets of $678,226,329 and 28,202,736 shares outstanding ........                        $         24.05
                                                                                                                    ===============
Investor B -- Based on net assets of $477,519,168 and 22,631,103 shares outstanding ........                        $         21.10
                                                                                                                    ===============
Investor C -- Based on net assets of $495,605,415 and 24,435,229 shares outstanding ........                        $         20.28
                                                                                                                    ===============
Class R -- Based on net assets of $66,159,723 and 3,150,173 shares outstanding .............                        $         21.00
                                                                                                                    ===============

      See Notes to Financial Statements.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      7

Statement of Operations                 BlackRock Value Opportunities Fund, Inc.

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income Allocated from the Master LLC -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Master LLC:
    Dividends ..............................................................................                        $    15,528,882
    Securities lending -- net ..............................................................                                885,408
    Interest from affiliates ...............................................................                                475,178
    Expenses ...............................................................................                             (6,599,836)
                                                                                                                    ---------------
Total income ...............................................................................                             10,289,632
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ........................................................................    $     3,249,274
Service and distribution fees -- Investor B ................................................          2,683,512
Service and distribution fees -- Investor C ................................................          2,682,790
Service fees -- Investor A .................................................................            906,912
Transfer agent fees -- Investor C ..........................................................            806,958
Transfer agent fees -- Investor B ..........................................................            727,098
Transfer agent fees -- Institutional .......................................................            664,905
Transfer agent fees -- Investor A ..........................................................            619,619
Printing and shareholder reports ...........................................................            201,785
Service and distribution fees -- Class R ...................................................            141,745
Transfer agent fees -- Class R .............................................................             88,788
Registration fees ..........................................................................             73,517
Professional fees ..........................................................................             57,394
Directors' fees and expenses ...............................................................             32,297
Other ......................................................................................             15,544
                                                                                                ---------------
Total expenses .............................................................................                             12,952,138
                                                                                                                    ---------------
Investment loss -- net .....................................................................                             (2,662,506)
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Master LLC -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ........................................................                            232,669,710
Change in unrealized appreciation -- net ...................................................                           (178,816,476)
                                                                                                                    ---------------
Total realized and unrealized gain -- net ..................................................                             53,853,234
                                                                                                                    ---------------
Net Increase in Net Assets Resulting from Operations .......................................                        $    51,190,728
                                                                                                                    ===============

      See Notes to Financial Statements.


8       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Statements of Changes in Net Assets     BlackRock Value Opportunities Fund, Inc.

                                                                                                    For the Six
                                                                                                   Months Ended         For the
                                                                                                   September 30,       Year Ended
                                                                                                       2007             March 31,
Increase (Decrease) in Net Assets:                                                                  (Unaudited)           2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment loss -- net .....................................................................    $    (2,662,506)    $   (12,740,742)
Realized gain -- net .......................................................................        232,669,710         332,742,555
Change in unrealized appreciation -- net ...................................................       (178,816,476)       (239,256,964)
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .......................................         51,190,728          80,744,849
                                                                                                -----------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain -- net:
    Institutional ..........................................................................        (32,365,215)       (130,343,340)
    Investor A .............................................................................        (30,792,593)       (117,666,198)
    Investor B .............................................................................        (25,351,646)       (109,411,170)
    Investor C .............................................................................        (26,766,444)        (97,179,966)
    Class R ................................................................................         (2,745,416)         (8,151,500)
                                                                                                -----------------------------------
Net decrease in net assets resulting from distributions to shareholders ....................       (118,021,314)       (462,752,174)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..............       (198,161,788)          5,748,696
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .............................................................................              7,299              12,695
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...............................................................       (264,985,075)       (376,245,934)
Beginning of period ........................................................................      2,682,662,154       3,058,908,088
                                                                                                -----------------------------------
End of period* .............................................................................    $ 2,417,677,079     $ 2,682,662,154
                                                                                                ===================================
    * Accumulated investment loss -- net ...................................................    $    (2,662,506)                 --
                                                                                                ===================================

      See Notes to Financial Statements.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      9

Financial Highlights                    BlackRock Value Opportunities Fund, Inc.

                                                                                 Institutional
                                                 ---------------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
The following per share data and ratios          September 30,                    For the Year Ended March 31,
have been derived from information                   2007       ------------------------------------------------------------------
provided in the financial statements.            (Unaudited)        2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......     $    24.95     $    28.46    $    26.28    $    27.22    $    17.27    $    24.58
                                                 ---------------------------------------------------------------------------------
Investment income (loss) -- net**** ........            .04            .01           .03          (.04)         (.02)         (.05)
Realized and unrealized gain (loss) -- net .            .51+           .76+         6.39+          .97+         9.97         (6.77)
                                                 ---------------------------------------------------------------------------------
Total from investment operations ...........            .55            .77          6.42           .93          9.95         (6.82)
                                                 ---------------------------------------------------------------------------------
Less distributions from realized gain -- net          (1.13)         (4.28)        (4.24)        (1.87)           --          (.49)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period .............     $    24.37     $    24.95    $    28.46    $    26.28    $    27.22    $    17.27
                                                 =================================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           1.89%@         3.86%        26.13%         3.99%        57.61%       (27.93%)
                                                 =================================================================================
==================================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................            .96%*          .98%         1.02%         1.00%         1.02%         1.07%
                                                 =================================================================================
Investment income (loss) -- net ............            .33%*          .05%          .11%         (.15%)        (.09%)        (.24%)
                                                 =================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...     $  700,166     $  775,697    $  916,562    $1,005,642    $1,072,299    $  607,484
                                                 =================================================================================
Portfolio turnover of the Master LLC .......             56%            72%           77%           74%           80%           68%
                                                 =================================================================================

*     Annualized.
**    Total investment returns exclude the effects of any sales charges.
*** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income (loss) -- net.
****  Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


10       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                                 Investor A
                                                 ---------------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
The following per share data and ratios          September 30,                    For the Year Ended March 31,
have been derived from information                   2007       ------------------------------------------------------------------
provided in the financial statements.            (Unaudited)        2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......     $    24.65     $    28.15    $    26.01    $    26.96    $    17.15    $    24.45
                                                 ---------------------------------------------------------------------------------
Investment income (loss) -- net**** ........            .01           (.05)         (.04)         (.10)         (.08)         (.09)
Realized and unrealized gain (loss) -- net .            .50+           .75+         6.31+          .97+         9.89         (6.73)
                                                 ---------------------------------------------------------------------------------
Total from investment operations ...........            .51            .70          6.27           .87          9.81         (6.82)
                                                 ---------------------------------------------------------------------------------
Less distributions from realized gain -- net          (1.11)         (4.20)        (4.13)        (1.82)           --          (.48)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period .............     $    24.05     $    24.65    $    28.15    $    26.01    $    26.96    $    17.15
                                                 =================================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           1.77%@         3.64%        25.76%         3.77%        57.20%       (28.09%)
                                                 =================================================================================
==================================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................           1.21%*         1.23%         1.27%         1.25%         1.27%         1.33%
                                                 =================================================================================
Investment income (loss) -- net ............            .09%*         (.20%)        (.14%)        (.39%)        (.34%)        (.48%)
                                                 =================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...     $  678,226     $  742,321    $  760,307    $  643,904    $  620,193    $  347,736
                                                 =================================================================================
Portfolio turnover of the Master LLC .......             56%            72%           77%           74%           80%           68%
                                                 =================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
*** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income (loss) -- net.
****  Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      11

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                                 Investor B
                                                 ---------------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
The following per share data and ratios          September 30,                    For the Year Ended March 31,
have been derived from information                   2007       ------------------------------------------------------------------
provided in the financial statements.            (Unaudited)        2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......     $    21.82     $    25.36    $    23.66    $    24.69    $    15.82    $    22.74
                                                 ---------------------------------------------------------------------------------
Investment loss -- net**** .................           (.08)          (.22)         (.22)         (.27)         (.24)         (.23)
Realized and unrealized gain (loss) -- net .            .45+           .65+         5.72+          .88+         9.11         (6.25)
                                                 ---------------------------------------------------------------------------------
Total from investment operations ...........            .37            .43          5.50           .61          8.87         (6.48)
                                                 ---------------------------------------------------------------------------------
Less distributions from realized gain -- net          (1.09)         (3.97)        (3.80)        (1.64)           --          (.44)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period .............     $    21.10     $    21.82    $    25.36    $    23.66    $    24.69    $    15.82
                                                 =================================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           1.33%@         2.86%        24.82%         2.96%        56.07%       (28.70%)
                                                 =================================================================================
==================================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................           2.06%*         2.00%         2.03%         2.02%         2.04%         2.10%
                                                 =================================================================================
Investment loss -- net .....................           (.76%)*        (.95%)        (.91%)       (1.17%)       (1.11%)       (1.26%)
                                                 =================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...     $  477,519     $  569,747    $  762,340    $  809,643    $  951,562    $  640,017
                                                 =================================================================================
Portfolio turnover of the Master LLC .......             56%            72%           77%           74%           80%           68%
                                                 =================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
*** Includes the Fund's share of the Master LLC's allocated expenses and/or investment loss -- net.
****  Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                                 Investor C
                                                 ---------------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
The following per share data and ratios          September 30,                    For the Year Ended March 31,
have been derived from information                   2007       ------------------------------------------------------------------
provided in the financial statements.            (Unaudited)        2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......     $    21.01     $    24.62    $    23.10    $    24.18    $    15.50    $    22.30
                                                 ---------------------------------------------------------------------------------
Investment loss -- net**** .................           (.08)          (.21)         (.22)         (.27)         (.23)         (.23)
Realized and unrealized gain (loss) -- net .            .44+           .61+         5.57+          .86+         8.91         (6.13)
                                                 ---------------------------------------------------------------------------------
Total from investment operations ...........            .36            .40          5.35           .59          8.68         (6.36)
                                                 ---------------------------------------------------------------------------------
Less distributions from realized gain -- net          (1.09)         (4.01)        (3.83)        (1.67)           --          (.44)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period .............     $    20.28     $    21.01    $    24.62    $    23.10    $    24.18    $    15.50
                                                 =================================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........           1.33%@         2.80%        24.82%         2.95%        56.00%       (28.69%)
                                                 =================================================================================
==================================================================================================================================
Ratios to Average Net Assets***
----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................           2.09%*         2.01%         2.05%         2.03%         2.05%         2.12%
                                                 =================================================================================
Investment loss -- net .....................           (.79%)*        (.97%)        (.92%)       (1.18%)       (1.13%)       (1.27%)
                                                 =================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...     $  495,605     $  542,736    $  580,318    $  524,132    $  539,393    $  334,720
                                                 =================================================================================
Portfolio turnover of the Master LLC .......             56%            72%           77%           74%           80%           68%
                                                 =================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
*** Includes the Fund's share of the Master LLC's allocated expenses and/or investment loss -- net.
****  Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      13

Financial Highlights (concluded)        BlackRock Value Opportunities Fund, Inc.

                                                                                    Class R
                                               -------------------------------------------------------------------------------------
                                                For the Six                                                           For the Period
                                               Months Ended                       For the Year Ended                    February 4,
The following per share data and ratios        September 30,                          March 31,                            2003+
have been derived from information                 2007        ----------------------------------------------------     to March 31,
provided in the financial statements.          (Unaudited)         2007          2006          2005          2004          2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $    21.69     $    25.31    $    23.80    $    24.93    $    15.87    $    16.12
                                                ------------------------------------------------------------------------------------
Investment loss -- net*** ..................          (.03)          (.10)         (.09)         (.15)         (.12)           --@@@
Realized and unrealized gain (loss) -- net .           .44++          .64++        5.73++         .88++        9.18          (.25)
                                                ------------------------------------------------------------------------------------
Total from investment operations ...........           .41            .54          5.64           .73          9.06          (.25)
                                                ------------------------------------------------------------------------------------
Less distributions from realized gain -- net         (1.10)         (4.16)        (4.13)        (1.86)           --            --
                                                ------------------------------------------------------------------------------------
Net asset value, end of period .............    $    21.00     $    21.69    $    25.31    $    23.80    $    24.93    $    15.87
                                                ====================================================================================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........          1.55%@         3.39%        25.43%         3.53%        57.09%        (1.55%)@
                                                ====================================================================================
====================================================================================================================================
Ratios to Average Net Assets**
------------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................          1.59%*         1.48%         1.51%         1.50%         1.52%         1.66%*
                                                ====================================================================================
Investment loss -- net .....................          (.30%)*        (.46%)        (.39%)        (.61%)        (.59%)        (.65%)*
                                                ====================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...    $   66,160     $   52,161    $   39,382    $   18,703    $    3,160            --@@
                                                ====================================================================================
Portfolio turnover of the Master LLC .......            56%            72%           77%           74%           80%           68%
                                                ====================================================================================

*     Annualized.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment loss -- net.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes a redemption fee, which is less than $.01 per share.
@     Aggregate total investment return.
@@    Amount is less than $1,000.
@@@   Amount is less than $(.01) per share.

      See Notes to Financial Statements.


14       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Notes to Financial Statements (Unaudited)
                                        BlackRock Value Opportunities Fund, Inc.

1. Significant Accounting Policies:

BlackRock Value Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Master LLC owned by the Fund at September 30, 2007 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Master LLC are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      15

                                        BlackRock Value Opportunities Fund, Inc.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Blackrock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays each Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Service      Distribution
                                                         Fee            Fee
--------------------------------------------------------------------------------
Investor A .........................................     .25%            --
Investor B .........................................     .25%           .75%
Investor C .........................................     .25%           .75%
Class R ............................................     .25%           .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealer for providing shareholder servicing and distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended September 30, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $61,962.

For the six months ended September 30, 2007, affiliates received contingent deferred sales charges of $144,428 and $16,488 relating to transactions in Investor B and Investor C Shares, respectively.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended September 30, 2007, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional .....................................................    $8,250
Investor A ........................................................    $8,052
Investor B ........................................................    $7,476
Investor C ........................................................    $8,082
Class R ...........................................................    $  408
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(198,161,788) and $5,748,696 for the six months ended September 30, 2007 and the year ended March 31, 2007, respectively.


16       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Notes to Financial Statements (concluded)
                                        BlackRock Value Opportunities Fund, Inc.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended September 30, 2007                              Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,518,607     $  38,604,311
Shares issued to shareholders in reinvestment
  of distributions ..........................       1,177,282        30,833,618
                                                  -----------------------------
Total issued ................................       2,695,889        69,437,929
Shares redeemed .............................      (5,055,979)     (129,362,608)
                                                  -----------------------------
Net decrease ................................      (2,360,090)    $ (59,924,679)
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended March 31, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       5,420,671     $ 139,941,416
Shares issued to shareholders in reinvestment
  of distributions ..........................       5,118,562       123,752,990
                                                  -----------------------------
Total issued ................................      10,539,233       263,694,406
Shares redeemed .............................     (11,660,898)     (300,136,191)
                                                  -----------------------------
Net decrease ................................      (1,121,665)    $ (36,441,785)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended September 30, 2007                              Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       3,010,077     $  76,111,965
Shares issued to shareholders in reinvestment
  of distributions ..........................       1,128,020        29,160,074
                                                  -----------------------------
Total issued ................................       4,138,097       105,272,039
Shares redeemed .............................      (6,052,661)     (154,443,352)
                                                  -----------------------------
Net decrease ................................      (1,914,564)    $ (49,171,313)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended March 31, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       7,108,673     $ 177,895,680
Automatic conversion of shares ..............       1,091,590        28,689,987
Shares issued to shareholders in reinvestment
  of distributions ..........................       4,669,118       111,679,759
                                                  -----------------------------
Total issued ................................      12,869,381       318,265,426
Shares redeemed .............................      (9,759,027)     (244,622,518)
                                                  -----------------------------
Net increase ................................       3,110,354     $  73,642,908
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended September 30, 2007                              Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,403,946     $  31,083,058
Shares issued to shareholders in reinvestment
  of distributions ..........................       1,070,805        24,329,128
                                                  -----------------------------
Total issued ................................       2,474,751        55,412,186
Shares redeemed .............................      (5,957,544)     (132,050,213)
                                                  -----------------------------
Net decrease ................................      (3,482,793)    $ (76,638,027)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended March 31, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       3,804,054     $  86,336,685
Shares issued to shareholders in reinvestment
  of distributions ..........................       4,913,819       104,478,521
                                                  -----------------------------
Total issued ................................       8,717,873       190,815,207
                                                  -----------------------------
Automatic conversion of shares ..............      (1,216,490)      (28,689,987)
Shares redeemed .............................     (11,443,896)     (257,695,350)
                                                  -----------------------------
Total redeemed ..............................     (12,660,386)     (286,385,337)
                                                  -----------------------------
Net decrease ................................      (3,942,513)    $ (95,570,131)
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended September 30, 2007                              Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,933,915     $  41,153,508
Shares issued to shareholders in reinvestment
  of distributions ..........................       1,160,175        25,338,988
                                                  -----------------------------
Total issued ................................       3,094,090        66,492,496
Shares redeemed .............................      (4,486,215)      (94,680,361)
                                                  -----------------------------
Net decrease ................................      (1,392,125)    $ (28,187,865)
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended March 31, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       4,649,675     $ 102,304,280
Shares issued to shareholders in reinvestment
  of distributions ..........................       4,416,676        90,726,478
                                                  -----------------------------
Total issued ................................       9,066,351       193,030,558
Shares redeemed .............................      (6,812,030)     (147,828,780)
                                                  -----------------------------
Net increase ................................       2,254,321     $  45,201,778
                                                  =============================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended September 30, 2007                              Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,182,775     $  25,366,786
Shares issued to shareholders in reinvestment
  of distributions ..........................         121,454         2,743,645
                                                  -----------------------------
Total issued ................................       1,304,229        28,110,431
Shares redeemed .............................        (559,199)      (12,350,335)
                                                  -----------------------------
Net increase ................................         745,030     $  15,760,096
                                                  =============================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended March 31, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold .................................       1,246,338     $  28,217,567
Shares issued to shareholders in reinvestment
  of distributions ..........................         384,269         8,138,654
                                                  -----------------------------
Total issued ................................       1,630,607        36,356,221
Shares redeemed .............................        (781,296)      (17,440,295)
                                                  -----------------------------
Net increase ................................         849,311     $  18,915,926
                                                  =============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      17

Portfolio Information                             Master Value Opportunities LLC

As of September 30, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. Class A .................................    2.6%
Alberto-Culver Co. ...................................................    2.3
Conseco, Inc. ........................................................    2.2
TIBCO Software, Inc. .................................................    2.2
EDO Corp. ............................................................    2.2
HCC Insurance Holdings, Inc. .........................................    2.1
OGE Energy Corp. .....................................................    2.1
CNET Networks, Inc. ..................................................    1.9
First Midwest Bancorp, Inc. ..........................................    1.9
Dresser-Rand Group Inc. ..............................................    1.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Software .............................................................    8.2%
Commercial Banks .....................................................    5.8
Insurance ............................................................    5.6
Real Estate Investment Trusts (REITs) ................................    5.4
Oil, Gas & Consumable Fuels ..........................................    4.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Weightings                                          Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ...............................................    22.1%
Financials ...........................................................    20.3
Health Care ..........................................................    14.3
Industrials ..........................................................    11.5
Consumer Discretionary ...............................................    11.3
Energy ...............................................................     8.6
Materials ............................................................     3.4
Utilities ............................................................     3.2
Consumer Staples .....................................................     2.6
Other* ...............................................................     2.7
--------------------------------------------------------------------------------
*     Includes portfolio holdings in exchange-traded funds.

      For Master LLC compliance purposes, the Master LLC's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


18       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Schedule of Investments as of September 30, 2007 (Unaudited)
                                                  Master Value Opportunities LLC

        Shares
          Held    Common Stocks                                       Value
===============================================================================
Aerospace & Defense -- 2.9%
       322,200    Curtiss-Wright Corp. (d)                       $   15,304,500
       959,301    EDO Corp. (a)(d)                                   53,730,449
                                                                 --------------
                                                                     69,034,949
===============================================================================
Auto Components -- 1.1%
     1,638,300    ArvinMeritor, Inc. (d)                             27,556,206
===============================================================================
Biotechnology -- 3.9%
     1,419,685    Angiotech Pharmaceuticals, Inc. (e)                 8,901,425
       205,700    Applera Corp. -- Celera Genomics Group (d)(e)       2,892,142
     1,394,200    Enzon Pharmaceuticals, Inc. (d)(e)                 12,282,902
     1,266,000    Human Genome Sciences, Inc. (d)(e)                 13,027,140
       342,800    ImClone Systems, Inc. (e)                          14,171,352
       256,900    MannKind Corp. (d)(e)                               2,486,792
     1,199,633    Maxygen, Inc. (e)                                   8,169,501
     1,730,387    Neurogen Corp. (e)                                  7,682,918
       716,100    PDL BioPharma, Inc. (d)(e)                         15,474,921
       339,800    Regeneron Pharmaceuticals, Inc. (e)                 6,048,440
       732,240    Vical, Inc. (e)                                     3,580,654
                                                                 --------------
                                                                     94,718,187
===============================================================================
Capital Markets -- 2.4%
       104,200    Knight Capital Group, Inc. Class A (e)              1,246,232
       467,500    optionsXpress Holdings, Inc. (d)                   12,220,450
       420,200    Thomas Weisel Partners Group, Inc. (d)(e)           6,097,102
     1,464,100    Waddell & Reed Financial, Inc. Class A (d)         39,574,623
                                                                 --------------
                                                                     59,138,407
===============================================================================
Chemicals -- 0.9%
       553,500    Spartech Corp.                                      9,442,710
       407,200    Valspar Corp. (d)                                  11,079,912
                                                                 --------------
                                                                     20,522,622
===============================================================================
Commercial Banks -- 5.8%
        17,500    Banner Corp.                                          601,825
       471,000    Cullen/Frost Bankers, Inc.                         23,606,520
       229,800    First Merchants Corp. (d)                           4,954,488
     1,319,700    First Midwest Bancorp, Inc. (d)                    45,080,952
       165,600    Greater Bay Bancorp                                 4,570,560
       194,750    MetroCorp Bancshares, Inc.                          3,135,475
     1,063,745    Old National Bancorp (d)                           17,626,255
       236,350    Sterling Financial Corp. (d)                        6,360,178
       311,900    Texas Capital Bancshares, Inc. (d)(e)               6,780,706
       668,600    Webster Financial Corp.                            28,161,432
                                                                 --------------
                                                                    140,878,391
===============================================================================
Commercial Services & Supplies -- 2.0%
       601,100    Administaff, Inc. (d)                              21,819,930
       440,525    Casella Waste Systems, Inc. (d)(e)                  5,524,183
       179,500    Heidrick & Struggles International, Inc.            6,542,775
       175,287    RSC Holdings, Inc. (e)                              2,874,707
       569,600    Tetra Tech, Inc. (d)(e)                            12,029,952
                                                                 --------------
                                                                     48,791,547
===============================================================================
Communications Equipment -- 2.7%
       357,800    Black Box Corp. (d)                                15,299,528
     4,500,683    Extreme Networks, Inc. (e)                         17,282,623
     2,454,100    Tellabs, Inc. (e)                                  23,363,032
     3,495,400    Westell Technologies, Inc. Class A (a)(e)           8,249,144
                                                                 --------------
                                                                     64,194,327
===============================================================================
Computers & Peripherals -- 0.7%
     1,343,603    Rackable Systems, Inc. (d)(e)                      17,426,531
===============================================================================
Containers & Packaging -- 1.7%
     3,436,900    Smurfit-Stone Container Corp. (d)(e)               40,142,992
===============================================================================
Diversified Consumer Services -- 1.2%
     1,662,200    Universal Technical Institute, Inc. (a)(d)(e)      29,919,600
===============================================================================
Electrical Equipment -- 0.4%
       188,700    Hubbell, Inc. Class B                              10,778,544
===============================================================================
Electronic Equipment & Instruments -- 2.5%
     1,537,100    Ingram Micro, Inc. Class A (e)                     30,142,531
       765,900    Tech Data Corp. (d)(e)                             30,727,908
                                                                 --------------
                                                                     60,870,439
===============================================================================
Energy Equipment & Services -- 3.9%
       173,500    CARBO Ceramics, Inc. (d)                            8,801,655
     1,043,200    Dresser-Rand Group, Inc. (e)                       44,555,072
     1,144,500    Key Energy Services, Inc. (e)                      19,456,500
       569,200    Rowan Cos., Inc. (d)                               20,821,336
                                                                 --------------
                                                                     93,634,563
===============================================================================
Food & Staples Retailing -- 0.3%
       233,213    Casey's General Stores, Inc. (d)                    6,460,000
===============================================================================
Health Care Equipment & Supplies -- 3.8%
     1,201,000    DexCom, Inc. (d)(e)                                11,997,990
       720,800    Edwards Lifesciences Corp. (d)(e)                  35,542,648
       176,400    Micrus Endovascular Corp. (e)                       3,222,828
       220,500    Northstar Neuroscience, Inc. (e)                    2,460,780
     2,353,910    OraSure Technologies, Inc. (a)(e)                  23,656,795
       579,684    Wright Medical Group, Inc. (e)                     15,547,125
                                                                 --------------
                                                                     92,428,166
===============================================================================
Health Care Providers & Services -- 1.3%
        11,700    athenahealth, Inc. (e)                                396,747
       483,000    Centene Corp. (d)(e)                               10,389,330
        31,700    Hooper Holmes, Inc. (e)                                74,812
       497,000    LifePoint Hospitals, Inc. (d)(e)                   14,914,970
       153,900    Molina Healthcare, Inc. (e)                         5,581,953
                                                                 --------------
                                                                     31,357,812
===============================================================================
Health Care Technology -- 1.1%
     1,435,206    HLTH Corp. (d)(e)                                  20,336,869
     1,541,113    Merge Technologies, Inc. (d)(e)                     6,719,253
                                                                 --------------
                                                                     27,056,122
===============================================================================
Hotels, Restaurants & Leisure -- 1.3%
        62,100    Ambassadors Group, Inc.                             2,366,010
       164,500    Ambassadors International, Inc. (d)                 4,035,185
     1,629,300    O'Charleys, Inc. (a)                               24,700,188
                                                                 --------------
                                                                     31,101,383
===============================================================================
Household Durables -- 0.7%
     1,094,500    Furniture Brands International, Inc. (d)           11,098,230
       188,700    Lennar Corp. Class A (d)                            4,274,055
        56,000    Meritage Homes Corp. (d)(e)                           790,720
                                                                 --------------
                                                                     16,163,005
===============================================================================
IT Services -- 1.9%
     2,618,500    BearingPoint, Inc. (d)(e)                          10,604,925
       428,300    Convergys Corp. (e)                                 7,435,288
       477,300    Global Payments, Inc.                              21,106,206
       936,900    Sapient Corp. (e)                                   6,286,599
===============================================================================
                                                                     45,433,018


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      19

Schedule of Investments (continued)     Master Value Opportunities LLC

        Shares
          Held    Common Stocks                                       Value
===============================================================================
Insurance -- 5.6%
     3,403,100    Conseco, Inc. (e)                              $   54,449,600
     1,770,000    HCC Insurance Holdings, Inc. (d)                   50,692,800
       663,700    IPC Holdings, Ltd. (d)                             19,147,745
       591,671    Presidential Life Corp. (d)                        10,034,740
                                                                 --------------
                                                                    134,324,885
===============================================================================
Internet Software & Services -- 2.9%
     6,143,600    CNET Networks, Inc. (d)(e)                         45,769,820
       656,600    EarthLink, Inc. (e)                                 5,200,272
     2,891,700    RealNetworks, Inc. (e)                             19,605,726
                                                                 --------------
                                                                     70,575,818
===============================================================================
Leisure Equipment & Products -- 1.0%
       860,600    Brunswick Corp. (d)                                19,673,316
       445,200    Nautilus, Inc. (d)                                  3,548,244
                                                                 --------------
                                                                     23,221,560
===============================================================================
Life Sciences Tools & Services -- 1.0%
       984,800    Affymetrix, Inc. (d)(e)                            24,984,376
===============================================================================
Machinery -- 3.2%
       614,800    Mueller Industries, Inc. (d)                       22,218,872
       985,600    Timken Co.                                         36,615,040
     1,655,200    Wabash National Corp. (a)(d)                       18,687,208
                                                                 --------------
                                                                     77,521,120
===============================================================================
Media -- 2.8%
     1,910,700    Harte-Hanks, Inc. (d)                              37,602,576
     1,365,300    Playboy Enterprises, Inc. Class B (d)(e)           14,663,322
     1,831,100    Valassis Communications, Inc. (a)(d)(e)            16,333,412
                                                                 --------------
                                                                     68,599,310
===============================================================================
Metals & Mining -- 0.8%
       176,400    Reliance Steel & Aluminum Co. (d)                   9,973,656
       211,600    Steel Dynamics, Inc.                                9,881,720
                                                                 --------------
                                                                     19,855,376
===============================================================================
Multi-Utilities -- 3.2%
     1,502,400    OGE Energy Corp.                                   49,729,440
     1,083,800    Puget Energy, Inc. (d)                             26,520,586
                                                                 --------------
                                                                     76,250,026
===============================================================================
Oil, Gas & Consumable Fuels -- 4.6%
       494,900    Cabot Oil & Gas Corp. Class A                      17,400,684
       891,200    Denbury Resources, Inc. (d)(e)                     39,827,728
       538,891    Plains Exploration & Production Co. (e)            23,829,760
       439,800    Swift Energy Co. (e)                               17,996,616
       709,300    Venoco, Inc. (e)                                   12,164,495
                                                                 --------------
                                                                    111,219,283
===============================================================================
Paper & Forest Products -- 0.0%
        31,900    Neenah Paper, Inc.                                  1,055,571
===============================================================================
Personal Products -- 2.3%
     2,267,200    Alberto-Culver Co.                                 56,203,888
===============================================================================
Pharmaceuticals -- 3.0%
     2,033,500    Medicis Pharmaceutical Corp. Class A (d)           62,042,085
       382,700    Sepracor, Inc. (e)                                 10,524,250
                                                                 --------------
                                                                     72,566,335
===============================================================================
Real Estate Investment Trusts (REITs) -- 5.4%
       433,400    Alexandria Real Estate Equities, Inc. (d)          41,719,084
        57,200    Brandywine Realty Trust                             1,447,732
       462,500    Capstead Mortgage Corp.                             4,754,500
     1,899,300    FelCor Lodging Trust, Inc. (d)                     37,853,049
       325,300    Lexington Corporate Properties Trust (d)            6,509,253
     1,369,300    Omega Healthcare Investors, Inc.                   21,265,229
       739,300    UDR, Inc.                                          17,979,776
                                                                 --------------
                                                                    131,528,623
===============================================================================
Road & Rail -- 1.6%
       670,848    Marten Transport Ltd. (e)                          10,337,768
       120,900    Old Dominion Freight Line, Inc. (d)(e)              2,897,973
       823,700    U.S. Xpress Enterprises, Inc. Class A (a)(e)       16,276,312
       546,821    Vitran Corp., Inc. (e)                              9,055,356
                                                                 --------------
                                                                     38,567,409
===============================================================================
Semiconductors & Semiconductor Equipment -- 3.1%
     1,250,000    Actel Corp. (e)                                    13,412,500
       877,900    DSP Group, Inc. (e)                                13,897,157
       712,900    Genesis Microchip, Inc. (e)                         5,589,136
       981,900    Mattson Technology, Inc. (d)(e)                     8,493,435
       212,800    Omnivision Technologies, Inc. (d)(e)                4,836,944
     1,403,000    Zoran Corp. (e)                                    28,340,600
                                                                 --------------
                                                                     74,569,772
===============================================================================
Software -- 8.2%
     1,564,600    BEA Systems, Inc. (e)                              21,701,002
     1,569,111    Bottomline Technologies, Inc. (a)(e)               19,660,961
       105,756    Moldflow Corp. (e)                                  2,036,860
     3,006,000    Novell, Inc. (e)                                   22,965,840
     1,827,200    Parametric Technology Corp. (e)                    31,829,824
       314,100    Sybase, Inc. (e)                                    7,265,133
     7,344,800    TIBCO Software, Inc. (d)(e)                        54,278,072
       300,400    Unica Corp. (e)                                     3,373,492
     2,899,300    Wind River Systems, Inc. (d)(e)                    34,124,761
                                                                 --------------
                                                                    197,235,945
===============================================================================
Specialty Retail -- 1.7%
        88,400    AnnTaylor Stores Corp. (e)                          2,799,628
     2,181,000    Foot Locker, Inc.                                  33,434,730
       274,600    Talbots, Inc. (d)                                   4,942,800
                                                                 --------------
                                                                     41,177,158
===============================================================================
Textiles, Apparel & Luxury Goods -- 1.4%
     1,584,900    Jones Apparel Group, Inc.                          33,488,937
===============================================================================
Thrifts & Mortgage Finance -- 0.8%
       411,500    Dime Community Bancshares, Inc. (d)                 6,160,155
       424,300    The PMI Group, Inc. (d)                            13,874,610
                                                                 --------------
                                                                     20,034,765
===============================================================================
Trading Companies & Distributors -- 1.3%
       296,900    Applied Industrial Technologies, Inc. (d)           9,153,427
       477,800    United Rentals, Inc. (d)(e)                        15,370,826
       166,300    WESCO International, Inc. (e)                       7,140,922
                                                                 --------------
                                                                     31,665,175
-------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost -- $2,262,389,856) -- 96.4%               2,332,252,143
===============================================================================


20       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Schedule of Investments (concluded)     Master Value Opportunities LLC

        Shares
          Held    Exchange-Traded Funds                               Value
===============================================================================
       316,600    iShares Russell 2000 Growth Index Fund (d)     $   27,126,288
       441,700    iShares Russell 2000 Index Fund (d)                35,402,255
        21,000    iShares Russell Midcap Growth Index Fund            2,438,100
-------------------------------------------------------------------------------
                  Total Exchange-Traded Funds
                  (Cost -- $58,017,153) -- 2.7%                      64,966,643
===============================================================================
    Beneficial
      Interest    Short-Term Securities                               Value
===============================================================================
  $ 18,701,539    BlackRock Liquidity Series, LLC
                    Cash Sweep Series, 5.22% (b)(f)              $   18,701,539
   710,061,600    BlackRock Liquidity Series, LLC
                    Money Market Series, 5.26% (b)(c)(f)            710,061,600
-------------------------------------------------------------------------------
                  Total Short-Term Securities
                  (Cost -- $728,763,139) -- 30.1%                   728,763,139
===============================================================================
Total Investments
(Cost -- $3,049,170,148*) -- 129.2%                               3,125,981,925

Liabilities in Excess of Other Assets -- (29.2%)                   (705,862,157)
                                                                 --------------
Net Assets -- 100.0%                                             $2,420,119,768
                                                                 ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................     $3,072,523,227
                                                                 ==============
      Gross unrealized appreciation ........................     $  268,998,946
      Gross unrealized depreciation ........................       (215,540,248)
                                                                 --------------
      Net unrealized appreciation ..........................     $   53,458,698
                                                                 ==============

(a) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                     Purchase             Sales              Realized            Dividend
      Affiliate                                        Cost                Cost             Gain (Loss)           Income
      -------------------------------------------------------------------------------------------------------------------
      Agile Software Corp.* ..................               --        $ 23,905,194        $  5,580,190              +
      Bottomline Technologies, Inc. ..........     $  1,381,884        $  1,750,247        $    176,151              +
      EDO Corp.* .............................               --        $ 37,820,141        $  8,519,109          $ 94,110
      InterVoice, Inc.* ......................     $  1,183,402        $ 24,274,137        $  2,130,988              +
      O'Charleys, Inc. .......................     $ 22,792,664        $  1,103,593        $   (357,829)         $184,404
      OraSure Technologies, Inc. .............               --        $ 16,677,224        $ (1,597,450)             +
      U.S. Xpress Enterprises, Inc. Class A ..     $  7,836,391        $  1,234,492        $     55,675              +
      Universal Technical Institute, Inc. ....     $ 14,511,715        $  4,173,941        $     50,053              +
      Valassis Communications, Inc.* .........               --        $ 35,100,691        $(16,049,941)             +
      Wabash National Corp. ..................     $  4,926,277        $    244,178        $    (68,238)         $149,522
      webMethods, Inc.* ......................               --        $ 23,663,030        $  5,181,022              +
      Westell Technologies, Inc. Class A .....     $     67,547        $    520,423        $   (254,024)             +
      -------------------------------------------------------------------------------------------------------------------

*     No longer an affiliated company as of September 30, 2007.
+     Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                             $(7,452,140)      $475,178
      BlackRock Liquidity Series, LLC
        Money Market Series                           $ 1,479,050       $885,408
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Non-income producing security.
(f)   Represents the current yield as of September 30, 2007.
o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      21

Statement of Assets and Liabilities               Master Value Opportunities LLC

As of September 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (including securities loaned of $674,981,030)
  (identified cost -- $2,166,676,435) ........................................................                      $ 2,256,068,578
Investments in affiliated securities, at value (identified cost -- $882,493,713) .............                          869,913,347
Receivables:
    Securities sold ..........................................................................  $    38,000,645
    Contributions ............................................................................        2,565,273
    Dividends ................................................................................        1,686,569
    Securities lending .......................................................................          295,518          42,548,005
                                                                                                ---------------
Prepaid expenses .............................................................................                               18,173
                                                                                                                    ---------------
Total assets .................................................................................                        3,168,548,103
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value ....................................................                          710,061,600
Bank overdraft ...............................................................................                                5,939
Payables:
    Securities purchased .....................................................................       31,134,752
    Withdrawals ..............................................................................        6,202,212
    Investment adviser .......................................................................          873,875
    Other affiliates .........................................................................           11,015          38,221,854
                                                                                                ---------------
Accrued expenses and other liabilities .......................................................                              138,942
                                                                                                                    ---------------
Total liabilities ............................................................................                          748,428,335
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................................................................                      $ 2,420,119,768
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investor's capital ...........................................................................                      $ 2,343,307,991
Unrealized appreciation -- net ...............................................................                           76,811,777
                                                                                                                    ---------------
Net assets ...................................................................................                      $ 2,420,119,768
                                                                                                                    ===============

      See Notes to Financial Statements.


22       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Statement of Operations                           Master Value Opportunities LLC

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (including $428,036 from affiliates) ...............................................                      $    15,528,882
Securities lending -- net ....................................................................                              885,408
Interest from affiliates .....................................................................                              475,178
                                                                                                                    ---------------
Total income .................................................................................                           16,889,468
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees .....................................................................  $     6,165,638
Accounting services ..........................................................................          244,498
Custodian fees ...............................................................................           89,927
Professional fees ............................................................................           37,193
Directors' fees and expenses .................................................................           24,814
Printing and shareholder reports .............................................................            3,949
Pricing fees .................................................................................              728
Other ........................................................................................           33,089
                                                                                                ---------------
Total expenses ...............................................................................                            6,599,836
                                                                                                                    ---------------
Investment income -- net .....................................................................                           10,289,632
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments (including $3,365,706 from affiliates) -- net ...................                          232,669,710
Change in unrealized appreciation on investments -- net ......................................                         (178,816,476)
                                                                                                                    ---------------
Total realized and unrealized gain -- net ....................................................                           53,853,234
                                                                                                                    ---------------
Net Increase in Net Assets Resulting from Operations .........................................                      $    64,142,866
                                                                                                                    ===============

      See Notes to Financial Statements.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      23

Statements of Changes in Net Assets               Master Value Opportunities LLC

                                                                                                  For the Six
                                                                                                  Months Ended          For the
                                                                                                  September 30,        Year Ended
                                                                                                      2007              March 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .....................................................................  $    10,289,632     $    15,002,670
Realized gain -- net .........................................................................      232,669,710         332,742,555
Change in unrealized appreciation -- net .....................................................     (178,816,476)       (239,256,964)
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .........................................       64,142,866         108,488,261
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ..................................................................      212,319,628         720,879,806
Fair value of withdrawals ....................................................................     (541,810,610)     (1,205,762,583)
                                                                                                -----------------------------------
Net decrease in net assets derived from capital transactions .................................     (329,490,982)       (484,882,777)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets .................................................................     (265,348,116)       (376,394,516)
Beginning of period ..........................................................................    2,685,467,884       3,061,862,400
                                                                                                -----------------------------------
End of period ................................................................................  $ 2,420,119,768     $ 2,685,467,884
                                                                                                ===================================

      See Notes to Financial Statements.

Financial Highlights                              Master Value Opportunities LLC


                                           For the Six
                                           Months Ended
The following ratios have been             September 30,                       For the Year Ended March 31,
derived from information provided              2007        ----------------------------------------------------------------------
in the financial statements.               (Unaudited)        2007           2006            2005          2004           2003
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
Total investment return ................       2.11%@            4.34%         26.66%          4.48%         58.26%        (27.31%)+
                                           ======================================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................          .51%*           .50%           .51%           .50%           .51%           .51%
                                           ======================================================================================
Investment income -- net ...............          .79%*           .53%           .62%           .35%           .42%           .32%
                                           ======================================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $2,420,120      $2,685,468     $3,061,862     $3,005,949     $3,189,311     $1,932,417
                                           ======================================================================================
Portfolio turnover .....................           56%             72%            77%            74%            80%            68%
                                           ======================================================================================

*     Annualized.
+ Fund Asset Management, L.P. fully reimbursed the Master LLC for a loss on a transaction not meeting the Master LLC's investment guidelines, which had no impact on total return.
@     Aggregate total investment return.

      See Notes to Financial Statements.


24       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Notes to Financial Statements (Unaudited)         Master Value Opportunities LLC

1. Significant Accounting Policies:

Master Value Opportunities LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Directors and the Board of Trustees are referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments -- Equity securities held by the Master LLC that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions in securities traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Master LLC securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued daily based upon quoted fair valuations received daily by the Master LLC from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Master LLC employs certain pricing services to provide certain securities prices for the Master LLC. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Master LLC's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Master LLC are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments -- The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities market. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Master LLC may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Master LLC deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master LLC agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master LLC as unrealized gains or losses. When the contract is closed, the Master LLC records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      25

Notes to Financial Statements (continued)         Master Value Opportunities LLC

o Options -- The Master LLC may write put and covered call options and purchase and write call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Master LLC may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Master LLC as an unrealized gain or loss. When the contract is closed, the Master LLC records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Master LLC may purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Master LLC, sold by the Master LLC but not yet delivered, or committed or anticipated to be purchased by the Master LLC.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Master LLC invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Master LLC is considered a "pass-through" entity for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Where the Master LLC receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Master LLC may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Bank overdraft -- The Master LLC recorded a bank overdraft reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

(h) Recent accounting pronouncements -- Effective September 30, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.


26       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

Notes to Financial Statements (concluded)         Master Value Opportunities LLC

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Master LLC's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Master LLC's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Master LLC's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: .50% of the Master LLC's average daily net assets not exceeding $1 billion; .475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .45% of average daily net assets in excess of $1.5 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Master LLC to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of September 30, 2007, the Master LLC lent securities with a value of $73,818,281 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended September 30, 2007, BIM received $267,533 in securities lending agent fees.

For the six months ended September 30, 2007, the Master LLC reimbursed the Manager $22,710 for certain accounting services.

In addition, MLPF&S received $496,041 in commissions on the execution of portfolio security transactions for the Master LLC for the six months ended September 30, 2007.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2007 were $1,433,566,622 and $1,736,504,814, respectively.

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Master LLC pays a commitment fee of .06% per annum based on the Master LLC's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the six months ended September 30, 2007.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      27

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service. Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select "eDelivery" under the "More Information" section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


28       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      29

Officers and Directors as of September 30, 2007

Robert C. Doll, Jr., Fund President and Director
Donald W. Burton, Director
John Francis O'Brien, Director
David H. Walsh, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of BlackRock Value Opportunities Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------------------
                                                                               Shares Voted      Shares Withheld
                                                                                    For            From Voting
----------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:         James H. Bodurtha               81,875,397          2,305,927
                                                Bruce R. Bond                   81,884,815          2,296,509
                                                Donald W. Burton                81,881,881          2,299,443
                                                Richard S. Davis                81,880,453          2,300,871
                                                Stuart E. Eizenstat             81,867,730          2,313,594
                                                Laurence D. Fink                81,879,840          2,301,484
                                                Kenneth A. Froot                81,879,033          2,302,291
                                                Henry Gabbay                    81,877,749          2,303,575
                                                Robert M. Hernandez             81,882,512          2,298,812
                                                John F. O'Brien                 81,880,290          2,301,034
                                                Roberta Cooper Ramo             81,880,425          2,300,899
                                                Jean Margo Reid                 81,884,481          2,296,843
                                                David H. Walsh                  81,884,085          2,297,239
                                                Fred G. Weiss                   81,883,781          2,297,543
                                                Richard R. West                 81,878,708          2,302,616


30       BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


      BLACKROCK VALUE OPPORTUNITIES FUND, INC.        SEPTEMBER 30, 2007      31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Value Opportunities Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                     #10253-9/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: November 20, 2007